UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2019

Item 1. Schedule of Investments.

	Loncar Cancer Immunotherapy ETF
	Schedule of Investments
	November 30, 2019 (Unaudited)
Shares	Securtiy Description	Value
	COMMON STOCKS - 100.1%
	Biotechnology - 80.4%
49,797	Allogene Therapeutics, Inc. (a)	$1,403,279
10,547	Argenx SE - ADR (a)	1,561,483
60,399	Atara Biotherapeutics, Inc. (a)	858,270
82,899	Autolus Therapeutics plc - ADR (a)	1,243,485
10,630	BeiGene, Ltd. - ADR (a)	2,160,973
10,710	Bluebird Bio, Inc. (a)	866,867
84,788	Cellectis S.A. - ADR (a)	1,178,553
30,101	CRISPR Therapeutics AG (a)	2,156,737
75,821	Fate Therapeutics, Inc. (a)	1,184,324
68,745	Iovance Biotherapeutics, Inc. (a)	1,569,448
86,666	MacroGenics, Inc. (a)	820,727
82,422	Moderna, Inc. (a)	1,678,112
53,452	MorphoSys AG - ADR (a)	1,636,700
38,961	Nektar Therapeutics (a)	790,519
106,645	Precision BioSciences, Inc. (a)	1,895,082
19,275	Seattle Genetics, Inc. (a)	2,319,746
41,004	Xencor, Inc. (a)	1,615,558
60,738	Y-mAbs Therapeutics, Inc. (a)	2,049,908
254,545	ZIOPHARM Oncology, Inc. (a)	1,326,179
64,526	Zymeworks, Inc. (a)	2,812,688
		31,128,638
	Pharmaceutical - 19.7%
33,673	AstraZeneca plc - ADR	1,632,467
28,569	Bristol-Myers Squibb Company	1,626,719
20,064	Gilead Sciences, Inc.	1,349,103
16,242	Merck & Company, Inc.	1,415,978
4,325	Regeneron Pharmaceuticals, Inc. (a)	1,595,925
		7,620,192
	TOTAL COMMON STOCKS (Cost $34,188,816)	38,748,830

	SHORT-TERM INVESTMENTS - 0.0% +
9,737	First American Government Obligations Fund 1.56%*	9,737
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,737)	9,737
	TOTAL INVESTMENTS - 100.1% (Cost $34,198,553)	38,758,567
	Liabilities in Excess of Other Assets - (0.1)%	(22,497)
	NET ASSETS - 100.0%	$38,736,070

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
	To the extent that the Fund invest more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non-income producing security.
+	Represents less than 0.005%.
*	Rate shown is the annualized seven-day yield as of November 30, 2019.

	Loncar China BioPharma ETF
	Schedule of Investments
	November 30, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Biotechnology - 46.0%
187,500	3SBio, Inc. (a)	$270,672
2,248	BeiGene, Ltd. - ADR (a)	456,996
68,200	CanSino Biologics, Inc. - H Shares (a)	457,411
68,414	CASI Pharmaceuticals, Inc. (a)	226,450
17,479	Cellular Biomedicine Group, Inc. (a)	315,671
2,988	China Biologic Products Holdings, Inc. (a)	348,431
132,000	Genscript Biotech Corporation (a)	318,712
14,740	Hutchison China MediTech, Ltd. - ADR (a)	355,381
96,500	Innovent Biologics, Inc. (a)	337,786
42,900	Shanghai Haohai Biological Technology Company, Ltd. - H Shares	254,295
77,800	Shanghai Junshi Biosciences Company, Ltd. - H Shares (a)	254,935
351,000	Sino Biopharmaceutical, Ltd.	452,889
442,000	Viva Biotech Holdings	242,238
9,196	Zai Lab, Ltd. - ADR (a)	366,001
		4,657,868
	Biotechnology Services - 10.0%
47,720	WuXi AppTec Company, Ltd. - H Shares	553,845
41,000	Wuxi Biologics Cayman, Inc. (a)	463,281
		1,017,126
	Pharmaceutical Distribution - 3.7%
115,200	Sinopharm Group Company, Ltd. - H Shares	380,431

	Pharmaceutical Manufacturing - 6.2%
370,000	SSY Group, Ltd.	291,169
63,400	YiChang HEC ChangJiang Pharmaceutical Company, Ltd. - H Shares	333,290
		624,459
	Pharmaceuticals - 34.1%
338,000	China Medical System Holdings, Ltd.	481,022
289,000	China Resources Pharmaceutical Group, Ltd.	252,532
262,000	CSPC Pharmaceutical Group, Ltd.	596,447
78,000	Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd. - H Shares	235,163
144,000	Hansoh Pharmaceutical Group Co Ltd. (a)	424,950
127,770	Livzon Pharmaceutical Group, Inc. - H Shares	375,422
416,500	Luye Pharma Group, Ltd.	305,947
108,000	Shanghai Fosun Pharmaceutical Group Company, Ltd. - H Shares	303,536
168,000	Shanghai Pharmaceuticals Holding Company, Ltd. - H Shares	301,328
1,532,000	Sihuan Pharmaceutical Holdings Group, Ltd.	174,186
		3,450,533
	TOTAL COMMON STOCKS (Cost $9,955,914)	10,130,417

	SHORT-TERM INVESTMENTS - 0.1%
6,132	First American Government Obligations Fund 1.56% *	6,132
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,132)	6,132
	TOTAL INVESTMENTS (Cost $9,962,046) - 100.1%	10,136,549
	Liabilities in Excess of Other Assets - (0.1)%	(5,176)
	NET ASSETS - 100.0%	$10,131,373

	Percentages are stated as a percent of net assets.

	To the extent that the Fund invest more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of November 30, 2019.

Summary of Fair Value Disclosure at November 30, 2019 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2019:

Loncar Cancer Immunotherapy ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$38,748,830	$-	$-	$38,748,830
Short-Term Investments	9,737	-	-	9,737
Total Investments in Securities	$38,758,567	$-	$-	$38,758,567
^See Schedule of Investments for breakout of investments by industry group classification.

Loncar China BioPharma ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$10,130,417	$-	$-	$10,130,417
Short-Term Investments	6,132	-	-	6,132
Total Investments in Securities	$10,136,549	$-	$-	$10,136,549
^See Schedule of Investments for breakout of investments by industry group classification.

For the period ended November 30, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)            /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date       1/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date       1/29/2020

By (Signature and Title)*          /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date       1/29/2020

* Print the name and title of each signing officer under his or her signature.